SUMMARY OF MATERIAL ACCOUNTING POLICIES - Summary of Exchange Rates Used to Translate Financial Statements into USD from Euros (Details) - EUR per USD	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of analysis of other comprehensive income by item [line items]
Period End	0.88	0.85
Average for Period	0.86	0.92
Beginning of Period	0.85	0.96
Low	0.84	0.85
High	0.88	0.98